Goodwill	12 Months Ended
May 31, 2022
Unique Logistics International, Inc. [Member]
Goodwill [Line Items]
GOODWILL

3. GOODWILL

The carrying amount of goodwill was $4,463,129 at May 31, 2022 and 2021. On February 19, 2021, the Company and UL HK agreed to reduce an existing $325,000 note assumed by the Company in the May 29, 2020 as part of the acquisition.

Beginning balance June 1, 2020	$4,788,129
Measurement Period Adjustment	(325,000)
Ending balance May 31, 2021 and 2022	$4,463,129